Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Receivables

7.	Other Receivables

( a )	The details of other receivables as of December 31, 2020 and 2021, are as follows:

(in millions of Won)	2020		2021
Current
Loans	￦	258,735	331,692
Other accounts receivable		835,791	1,305,383
Accrued income		298,157	350,301
Deposits		82,884	130,011
Lease receivables		18,015	17,706
Others		68,198	63,568
Less: Allowance for doubtful accounts		(67,541)	(94,051)

	￦	1,494,239	2,104,610

Non-current
Loans	￦	798,287	884,990
Other accounts receivable		197,304	196,018
Accrued income		86,920	121,041
Deposits		284,588	390,971
Lease receivables		128,366	80,317
Less: Allowance for doubtful accounts		(299,503)	(258,194)

	￦	1,195,962	1,415,143

(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2020		2021
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD., MSC	6 Container Ships, 4 Tankers	￦	166,077	153,395
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanmar Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		30,487	23,679

		￦	196,564	177,074

( c )	As of December 31, 2021, total and net lease investments in the leases are as follows:

(in millions of Won)	2020		2021
Less than 1 year	￦	70,378	68,782
1 year - 3 years		101,049	55,270
3 years - 5 years		28,922	5,388
Over 5 years		9,969	52,634

Undiscounted lease payments		210,318	182,074
Unrealized interest income		(13,754)	(5,000)

Present value of minimum lease payment	￦	196,564	177,074